INVENTORY (Details) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2014	Jul. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory, Finished Goods, Net of Reserves	$ 246,077		$ 451,252		$ 246,077
Increase (Decrease) in Inventories			205,175	$ (73,919)	(111,856)	$ 20,513
Inventory Purchase Order	$ 433,000	$ 433,000	$ 260,000		$ 433,000
Inventory Related Text	The payment terms for this purchase order required a10% down-payment at the time of order placement, followed by Net 30 days from invoice date once the units are delivered to finished goods inventory.	The payment terms for this purchase order required a 10% down-payment at the time of order placement, followed by Net 30 days from invoice date once the units are delivered to finished goods inventory.